PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2026
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

10PROPERTY AND EQUIPMENT

For the six months ended June 30, 2026, the Group incurred capital expenditure on property and equipment with a cost of RMB221.7 million (six months ended June 30, 2025: RMB122.0 million). Items of property and equipment with a net book value of RMB13.6 million were disposed of for the six months ended June 30, 2026 (six months ended June 30, 2025: RMB1.4 million).